Related Party Transactions (Details) - USD ($)									3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 26, 2026	Aug. 17, 2026	Mar. 20, 2026	Sep. 26, 2025	Nov. 04, 2024	Nov. 01, 2024	Jul. 12, 2024	Jun. 20, 2024	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Related Party Transactions (Details) [Line Items]
Exchange payment											$ 25,000
Founder shares (in Shares)														798,000
Trading days												20 days		20 days
Trading day commencing period												30 days		30 days
Initial business combination days														30 days
Fees payments														$ 9,440
Working Capital Loan
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Repaid amount					$ 25,000
Tax and accounting expenses	$ 7,590			$ 7,590
Amount due to sponsor									38,560		25,000	38,560		32,590
William Zachre Wyatt, a former director [Member]
Related Party Transactions (Details) [Line Items]
Subscribed for an aggregate purchase price												5,000,000
Anthony James Vinciquerra, a director [Member]
Related Party Transactions (Details) [Line Items]
Subscribed for an aggregate purchase price												$ 1,000,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)								$ 0.004
Additional founder shares (in Shares)							368,000
Aggregate of founder shares (in Shares)							798,000
Shares issued percentage							25.00%
Outstanding shares percentage							25.00%
Founder shares (in Shares)					798,000
Initial business combination days												150 days
Founder shares eligible for lock-up release upon financing arrangements (in Shares)		2,038,424
Additional founder shares released from lock-up (in Shares)		118,196
Maximum founder shares eligible for lock-up release (in Shares)		2,156,620
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)							6,118,000
Sponsor holding founder shares (in Shares)							6,118,000
Related Party Loans [Member]
Related Party Transactions (Details) [Line Items]
Cover expenses								$ 300,000
Promissory note outstanding									$ 0			$ 0		$ 0
Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)									$ 10			$ 10		$ 10
Loans convertible amount									$ 1,500,000			$ 1,500,000		$ 1,500,000
Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Expenses per month						$ 10,000
Fees payments									$ 30,000	$ 30,000	$ 20,000	$ 90,000	$ 90,000	$ 120,000
Minimum [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Tax and accounting expenses			$ 390
Maximum [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Tax and accounting expenses			$ 5,580
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares par value (in Dollars per share)									$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)								5,750,000
Ordinary shares par value (in Dollars per share)								$ 0.0001
Exchange payment								$ 25,000
Class B Ordinary Shares [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares par value (in Dollars per share)								$ 0.0001
Class B Ordinary Shares [Member] | Previously Reported [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)								6,118,000
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.0001				0.0001		$ 0.0001	0.0001		0.0001
Shares exceeds per share (in Dollars per share)									$ 12			$ 12		$ 12